FAIR VALUE MEASUREMENT - Carrying Amount and Fair Value for Categories of Financial Assets and Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Financial assets, at carrying amounts	€ 732,947	€ 790,377
Investment	732,947	790,377
Receivables from financing activities
Disclosure of financial assets [line items]
Financial assets, at carrying amounts	732,947	790,377
Investment	732,947	790,377
Client financing
Disclosure of financial assets [line items]
Financial assets, at carrying amounts	704,014	758,679
Investment	704,014	758,679
Dealer Financing
Disclosure of financial assets [line items]
Financial assets, at carrying amounts	28,933	31,698
Investment	28,933	31,698
Debt
Disclosure of financial assets [line items]
Financial liabilities, at carrying amount	1,806,181	1,848,041
Financial liabilities, at fair value	€ 1,819,337	€ 1,849,000